Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000053046 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[1]
C000053046 [Member] | U S Treasury Notes 1 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[1]
C000053046 [Member] | U S Treasury Bonds 3 13 02 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[1]
C000053046 [Member] | U S Treasury Bonds 2 50 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[1]
C000053046 [Member] | U S Treasury Bonds 4 75 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[1]
C000053046 [Member] | U S Treasury Bonds 3 50 02 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
C000053046 [Member] | U S Treasury Bonds 2 50 02 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
C000053046 [Member] | U S Treasury Bonds 3 13 02 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
C000053046 [Member] | U S Treasury Bonds 4 63 02 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
C000053046 [Member] | U S Treasury Bonds 3 63 02 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
C000053046 [Member] | Maturing in 0 To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000053046 [Member] | Maturing in 6 To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000053046 [Member] | Maturing in 11 To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000053046 [Member] | Maturing in 16 To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000053046 [Member] | Maturing in 21 To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000053046 [Member] | Maturing in 26 To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000053046 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053049 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[2]
C000053049 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[2]
C000053049 [Member] | Bank of America Corp Series KK Pfd 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[2]
C000053049 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series JJ Pfd 4 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[2]
C000053049 [Member] | AT And T Inc Series C Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[2]
C000053049 [Member] | AT And T Inc Pfd 5 35 11 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[2]
C000053049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000053049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000053049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000053049 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053051 [Member] | Synchrony Financial 7 25 02 02 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[3]
C000053051 [Member] | United AirLines Inc 4 63 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[3]
C000053051 [Member] | Windsor Holdings III LLC 8 50 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[3]
C000053051 [Member] | Ford Motor Co 3 25 02 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[3]
C000053051 [Member] | Ford Motor Credit Co LLC 3 38 11 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[3]
C000053051 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 75 03 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[3]
C000053051 [Member] | PG And E Corp 5 25 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[3]
C000053051 [Member] | Walgreens Boots Alliance Inc 3 45 06 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[3]
C000053051 [Member] | Tenet Healthcare Corp 6 13 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[3]
C000053051 [Member] | DPL Inc 4 13 07 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[3]
C000053051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000053051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000053051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000053051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000053051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000053051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000053051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000053051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000053051 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053071 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 BB 1 Ref RB 5 00 06 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000053071 [Member] | Massachusetts Commonwealth of Series 2022 E GO Bonds 5 00 11 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000053071 [Member] | Colorado State of Health Facilities Authority Adventhealth Obligated Group Series 2021 A Ref RB 4 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053071 [Member] | San Diego Unified School District Election of 2012 Series 2020 M 2 GO Bonds 4 00 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000053071 [Member] | California State of Series 2023 Ref GO Bonds 5 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000053071 [Member] | Licking Heights Local School District Series 2022 GO Bonds 5 50 10 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000053071 [Member] | Grand Parkway Transportation Corp TELA Supported Series 2018 A RB 5 00 10 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000053071 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2017 C 2 RB 5 00 11 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000053071 [Member] | Jurupa Unified School District Series 2017 B GO Bonds 4 00 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000053071 [Member] | Baltimore City of MD Water Series 2017 A RB 5 00 07 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000053071 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000053071 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000053071 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000053071 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000053071 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000053071 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053071 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053071 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053071 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053071 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053071 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000053071 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053072 [Member] | Board of Regents of the University of Texas System Build America Bonds Series 2010 C RB 4 64 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 55 04 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000053072 [Member] | Illinois State of Series 2010 2 GO Bonds 6 90 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 35 11 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000053072 [Member] | University of California Series 2019 BD RB 3 35 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000053072 [Member] | Metro Series 2019 GO Bonds 3 25 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000053072 [Member] | New York City of NY Subseries 2019 A 2 GO Bonds 2 63 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000053072 [Member] | California State of Series 2010 GO Bonds 7 60 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000053072 [Member] | Chicago City of IL Transit Authority Series 2020 B Ref RB 3 60 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000053072 [Member] | New York City of NY Series 2010 G 1 GO Bonds 5 97 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000053072 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053072 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000053072 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053072 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000053072 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000053072 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053072 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053072 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000053072 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000053072 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000053072 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053072 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000053072 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000053967 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 5 00 11 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000053967 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 4 00 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000053967 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000053967 [Member] | California State of Educational Facilities Authority Stanford University Series 2019 V 1 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000053967 [Member] | Sacramento City of CA Area Flood Control Agency Consolidated Capital Assessment District No 2 Series 2016 Ref RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053967 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 4 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000053967 [Member] | San Diego Unified School District Election of 2012 Series 2019 L GO Bonds 4 00 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000053967 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000053967 [Member] | Sacramento City of CA Municipal Utility District Green Bonds Series 2020 H RB 5 00 08 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000053967 [Member] | Lodi Unified School District Election of 2016 Series 2020 GO Bonds 3 00 08 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000053967 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053967 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000053967 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000053967 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000053967 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000053967 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053967 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053967 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053967 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000053967 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053967 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053967 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053968 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000053968 [Member] | New York State Urban Development Corp Bidding Group 3 Series 2019 A Ref RB 4 00 03 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000053968 [Member] | New York City of NY Series 2019 B 1 GO Bonds 5 00 10 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000053968 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 5 00 06 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000053968 [Member] | Long Island City of NY Power Authority Series 2016 B Ref RB 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000053968 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000053968 [Member] | Battery Park City of NY Authority Sustainability Bonds Series 2019 A RB 5 00 11 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000053968 [Member] | New York State of Power Authority Green Transmission Green Bonds Series 2022 RB 4 00 11 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000053968 [Member] | New York City of NY Municipal Water Finance Authority Series 2023 D Ref RB 4 13 06 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000053968 [Member] | New York State of Dormitory Authority Bidding Group 3 Series 2017 B Ref RB 4 00 02 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000053968 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000053968 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053968 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053968 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000053968 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000053968 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053968 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053968 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000053968 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000053968 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053968 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053968 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053968 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000053968 [Member] | Transit Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000053968 [Member] | Hotel Occupancy Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000054223 [Member] | Chelan County Public Utility District No 1 Series 2008 B Ref VRD RB 2 80 07 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000054223 [Member] | Raleigh And Durham Cities of NC Airport Authority Series 2008 C Ref VRD RB 2 80 05 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000054223 [Member] | San Mateo City of CA Joint Powers Financing Authority Public Safety Series 2007 A VRD RB 2 15 04 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000054223 [Member] | West Palm Beach City of FL Series 2008 C VRD RB 2 50 10 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000054223 [Member] | Los Angeles City of CA Department of Water And Power Subseries 2001 B 5 Ref VRD RB 2 00 07 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000054223 [Member] | Emmaus Borough of PA General Authority Series 1996 VRD RB 3 10 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000054223 [Member] | New York City of NY Municipal Water Finance Authority Series 2012 VRD RB 2 80 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000054223 [Member] | Texas State of Series 2015 B VRD GO Bonds 2 45 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000054223 [Member] | Florida Keys Aqueduct Authority Series 2008 Ref VRD RB 2 85 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000054223 [Member] | New York State of Dormitory Authority Rockefeller University Series 2008 A VRD RB 2 70 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000054223 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000054223 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000054223 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000054223 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000054223 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000054223 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000054223 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000054223 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000054223 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000054223 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000054223 [Member] | Transit Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000054223 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000082591 [Member] | Eaton Vance Tax Managed Global Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[4]
C000082591 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[4]
C000082591 [Member] | BlackRock Innovation and Growth Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[4]
C000082591 [Member] | BlackRock Health Sciences Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[4]
C000082591 [Member] | BlackRock Science And Technology Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[4]
C000082591 [Member] | BlackRock Enhanced Equity Dividend Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[4]
C000082591 [Member] | BlackRock Capital Allocation Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[4]
C000082591 [Member] | BlackRock ESG Capital Allocation Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000082591 [Member] | Eaton Vance Tax Managed Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[4]
C000082591 [Member] | Nuveen S And P 500 Buy Write Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[4]
C000082591 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082591 [Member] | Option Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000082591 [Member] | Bonds High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000082591 [Member] | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000082591 [Member] | Foreign Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082591 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000082591 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000082591 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000086469 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[5]
C000086469 [Member] | V F Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[5]
C000086469 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000086469 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[5]
C000086469 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[5]
C000086469 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[5]
C000086469 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[5]
C000086469 [Member] | Academy Sports And Outdoors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[5]
C000086469 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[5]
C000086469 [Member] | Six Flags Entertainment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[5]
C000086469 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000086469 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000086469 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000086469 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000086469 [Member] | Automobiles Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000086469 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000086469 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000086469 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086470 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[6]
C000086470 [Member] | IAC Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[6]
C000086470 [Member] | Otter Tail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[6]
C000086470 [Member] | Madison Square Garden Sports Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[6]
C000086470 [Member] | California Water Service Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[6]
C000086470 [Member] | MGE Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[6]
C000086470 [Member] | American States Water Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[6]
C000086470 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[6]
C000086470 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
C000086470 [Member] | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[6]
C000086470 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000086470 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000086470 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000086470 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000086470 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000086470 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000086470 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000086470 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000086470 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086470 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000086470 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086471 [Member] | WD 40 Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%	[7]
C000086471 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[7]
C000086471 [Member] | Simply Good Foods Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[7]
C000086471 [Member] | J And J Snack Foods Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%	[7]
C000086471 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[7]
C000086471 [Member] | Inter Parfums Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[7]
C000086471 [Member] | Energizer Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[7]
C000086471 [Member] | Vector Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[7]
C000086471 [Member] | TreeHouse Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[7]
C000086471 [Member] | Edgewell Personal Care Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[7]
C000086471 [Member] | Food products [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000086471 [Member] | Consumer staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000086471 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000086471 [Member] | Personal care products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000086471 [Member] | Tabacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000086471 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000086471 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086472 [Member] | Helmerich And Payne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[8]
C000086472 [Member] | CONSOL Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[8]
C000086472 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%	[8]
C000086472 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[8]
C000086472 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[8]
C000086472 [Member] | Cactus Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[8]
C000086472 [Member] | Northern Oil and Gas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[8]
C000086472 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[8]
C000086472 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[8]
C000086472 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[8]
C000086472 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000086472 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000086472 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086473 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[9]
C000086473 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[9]
C000086473 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[9]
C000086473 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[9]
C000086473 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[9]
C000086473 [Member] | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[9]
C000086473 [Member] | Moelis And Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[9]
C000086473 [Member] | Phillips Edison And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[9]
C000086473 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[9]
C000086473 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[9]
C000086473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000086473 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000086473 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000086473 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000086473 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000086473 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000086473 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086473 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086473 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086473 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000086473 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000086473 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086474 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[10]
C000086474 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[10]
C000086474 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[10]
C000086474 [Member] | RadNet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[10]
C000086474 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[10]
C000086474 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[10]
C000086474 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[10]
C000086474 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[10]
C000086474 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[10]
C000086474 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[10]
C000086474 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000086474 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000086474 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000086474 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000086474 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086474 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000086474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086475 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[11]
C000086475 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[11]
C000086475 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[11]
C000086475 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[11]
C000086475 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[11]
C000086475 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[11]
C000086475 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[11]
C000086475 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[11]
C000086475 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[11]
C000086475 [Member] | Air Lease Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[11]
C000086475 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086475 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000086475 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000086475 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000086475 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000086475 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000086475 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000086475 [Member] | Construction And Enginerring [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000086475 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086475 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086475 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086475 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086476 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[12]
C000086476 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[12]
C000086476 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[12]
C000086476 [Member] | Insight Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[12]
C000086476 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[12]
C000086476 [Member] | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[12]
C000086476 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[12]
C000086476 [Member] | Marathon Digital Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000086476 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[12]
C000086476 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[12]
C000086476 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000086476 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000086476 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000086476 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000086476 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000086476 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000086476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086477 [Member] | H B Fuller Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%	[13]
C000086477 [Member] | Balchem Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[13]
C000086477 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[13]
C000086477 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[13]
C000086477 [Member] | Warrior Met Coal Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[13]
C000086477 [Member] | Innospec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[13]
C000086477 [Member] | Sylvamo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[13]
C000086477 [Member] | Alpha Metallurgical Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[13]
C000086477 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%	[13]
C000086477 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[13]
C000086477 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086477 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000086477 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000086477 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000086477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093357 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[14]
C000093357 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[14]
C000093357 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[14]
C000093357 [Member] | MFA Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[14]
C000093357 [Member] | New York Mortgage Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[14]
C000093357 [Member] | Ares Commercial Real Estate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[14]
C000093357 [Member] | Apollo Commercial Real Estate Finance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000093357 [Member] | Ready Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[14]
C000093357 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[14]
C000093357 [Member] | Annaly Capital Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[14]
C000093357 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093357 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093357 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000093357 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000093357 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000093357 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093357 [Member] | Life and Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093357 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093358 [Member] | Uniti Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[15]
C000093358 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[15]
C000093358 [Member] | Service Properties Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[15]
C000093358 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[15]
C000093358 [Member] | Easterly Government Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[15]
C000093358 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[15]
C000093358 [Member] | EPR Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000093358 [Member] | Sabra Health Care REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000093358 [Member] | Highwoods Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[15]
C000093358 [Member] | Piedmont Office Realty Trust Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[15]
C000093358 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093358 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000093358 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000093358 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000093358 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000093358 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000093358 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093358 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093358 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093358 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093359 [Member] | Travelers Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%	[16]
C000093359 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%	[16]
C000093359 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[16]
C000093359 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[16]
C000093359 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[16]
C000093359 [Member] | Hartford Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[16]
C000093359 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[16]
C000093359 [Member] | Hanover Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[16]
C000093359 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%	[16]
C000093359 [Member] | Allstate Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[16]
C000093359 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093359 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000093359 [Member] | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093359 [Member] | Multi line Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000095998 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[17]
C000095998 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[17]
C000095998 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[17]
C000095998 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[17]
C000095998 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[17]
C000095998 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[17]
C000095998 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[17]
C000095998 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[17]
C000095998 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[17]
C000095998 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[17]
C000095998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000095998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000095998 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000095998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000095998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000095998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095998 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096000 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[18]
C000096000 [Member] | Phillips Edison And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000096000 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000096000 [Member] | Getty Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000096000 [Member] | Safety Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[18]
C000096000 [Member] | LTC Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[18]
C000096000 [Member] | Employers Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[18]
C000096000 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[18]
C000096000 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[18]
C000096000 [Member] | Franklin Electric Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[18]
C000096000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000096000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000096000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096000 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000096000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000096000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000096000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000096000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000096000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096000 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096001 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[19]
C000096001 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[19]
C000096001 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[19]
C000096001 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[19]
C000096001 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[19]
C000096001 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[19]
C000096001 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[19]
C000096001 [Member] | Sonoco Products Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[19]
C000096001 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[19]
C000096001 [Member] | Donaldson Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[19]
C000096001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000096001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000096001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000096001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000096001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000096001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000096001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000096001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096001 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096002 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[20]
C000096002 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[20]
C000096002 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[20]
C000096002 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[20]
C000096002 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[20]
C000096002 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[20]
C000096002 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[20]
C000096002 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[20]
C000096002 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[20]
C000096002 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[20]
C000096002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000096002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000096002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000096002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000096002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000096002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000096002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000096002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000096002 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096299 [Member] | Ultimate Software Group Inc Term Loan B 8 55 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[21]
C000096299 [Member] | athenahealth Group Inc Term Loan 8 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[21]
C000096299 [Member] | Peraton Corp First Lien Term Loan B 9 10 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[21]
C000096299 [Member] | Cloud Software Group Inc Term Loan B 9 33 03 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[21]
C000096299 [Member] | McAfee LLC Term Loan B 8 59 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[21]
C000096299 [Member] | AssuredPartners Inc Term Loan 8 75 02 14 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[21]
C000096299 [Member] | Mozart Debt Merger Sub Inc Medline Industries Term Loan B 8 00 10 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[21]
C000096299 [Member] | Micro Holding L P Term Loan 9 50 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[21]
C000096299 [Member] | AI Aqua Merger Sub Inc Term Loan B 8 84 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[21]
C000096299 [Member] | Bass Pro Group LLC Term Loan B 2 9 11 03 06 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[21]
C000096299 [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000096299 [Member] | Moody's, B1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[22]
C000096299 [Member] | Moody's, B2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%	[22]
C000096299 [Member] | Moody's, B3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[22]
C000096299 [Member] | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[22]
C000096299 [Member] | Moody's, Ba2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[22]
C000096299 [Member] | Moody's, Ba3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[22]
C000096299 [Member] | Moody's, Baa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000096299 [Member] | Moody's, Baa3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000096299 [Member] | Moody's, Caa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[22]
C000096299 [Member] | Moody's, Caa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[22]
C000096299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[22]
C000102793 [Member] | JPMorgan Chase And Co 2 95 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[23]
C000102793 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[23]
C000102793 [Member] | Wells Fargo And Co 415 01 24 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[23]
C000102793 [Member] | Apple Inc 3 25 02 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[23]
C000102793 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[23]
C000102793 [Member] | Berkshire Hathaway Inc 3 13 03 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[23]
C000102793 [Member] | Microsoft Corp 3 50 02 12 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[23]
C000102793 [Member] | Exxon Mobil Corp 3 04 03 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[23]
C000102793 [Member] | Capital One Financial Corp 3 80 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[23]
C000102793 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000102793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000102793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000102793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000102793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000102793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000102793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000102793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000102793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106122 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%	[24]
C000106122 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%	[24]
C000106122 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[24]
C000106122 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[24]
C000106122 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[24]
C000106122 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[24]
C000106122 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[24]
C000106122 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[24]
C000106122 [Member] | Bank of New York Mellon Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[24]
C000106122 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%	[24]
C000106122 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106122 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106122 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000106122 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000106122 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000106122 [Member] | Investment banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000106125 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[25]
C000106125 [Member] | Glacier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[25]
C000106125 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[25]
C000106125 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000106125 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[25]
C000106125 [Member] | New York Community Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[25]
C000106125 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[25]
C000106125 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[25]
C000106125 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[25]
C000106125 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[25]
C000106125 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106125 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000116012 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[26]
C000116012 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[26]
C000116012 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[26]
C000116012 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[26]
C000116012 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[26]
C000116012 [Member] | Leonardo DRS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[26]
C000116012 [Member] | Limbach Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000116012 [Member] | UFP Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[26]
C000116012 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[26]
C000116012 [Member] | Transcat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[26]
C000116012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000116012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000116012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000116012 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000116012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000116012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000116012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000116012 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000118892 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[27]
C000118892 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[27]
C000118892 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[27]
C000118892 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000118892 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[27]
C000118892 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[27]
C000118892 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[27]
C000118892 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[27]
C000118892 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[27]
C000118892 [Member] | Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[27]
C000118892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000118892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000118892 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000118892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000118892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000118892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000118892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000118892 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000118892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000118892 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139641 [Member] | Wells Fargo And Co Series BB 3 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[28]
C000139641 [Member] | JPMorgan Chase And Co Series HH 4 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[28]
C000139641 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[28]
C000139641 [Member] | Citigroup Capital XIII Pfd 11 89 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[28]
C000139641 [Member] | BP Capital Markets PLC 4 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[28]
C000139641 [Member] | Charles Schwab Corp The Series G 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[28]
C000139641 [Member] | Goldman Sachs Group Inc The Series X 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[28]
C000139641 [Member] | Bank of America Corp Series FF 5 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[28]
C000139641 [Member] | Citigroup Inc Series X 3 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[28]
C000139641 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[28]
C000139641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000139641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139641 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000139641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000139641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149243 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[29]
C000149243 [Member] | Liberty Broadband Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[29]
C000149243 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000149243 [Member] | Ubiquiti Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[29]
C000149243 [Member] | Roku Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[29]
C000149243 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[29]
C000149243 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[29]
C000149243 [Member] | Liberty Global Ltd Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[29]
C000149243 [Member] | Frontier Communications Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[29]
C000149243 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[29]
C000149243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000149243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000149243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000149243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000149243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000149243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000149243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000149243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000149243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000149243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000149243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153495 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[30]
C000153495 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[30]
C000153495 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[30]
C000153495 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[30]
C000153495 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[30]
C000153495 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[30]
C000153495 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[30]
C000153495 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[30]
C000153495 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[30]
C000153495 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[30]
C000153495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000153495 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153495 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000153495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153495 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000153495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000153495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000153495 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%	[31]
C000158243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[31]
C000158243 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[31]
C000158243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[31]
C000158243 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[31]
C000158243 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[31]
C000158243 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%	[31]
C000158243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[31]
C000158243 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%	[31]
C000158243 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[31]
C000158243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000158243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158243 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000158243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158245 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[32]
C000158245 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[32]
C000158245 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[32]
C000158245 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[32]
C000158245 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[32]
C000158245 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[32]
C000158245 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[32]
C000158245 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[32]
C000158245 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[32]
C000158245 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[32]
C000158245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000158245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000158245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158245 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000158245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173134 [Member] | U S Treasury Bills 4 30 4 93 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[33]
C000173134 [Member] | U S Treasury Bills 4 61 5 17 10 31 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[33]
C000173134 [Member] | U S Treasury Bills 5 04 5 21 10 22 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[33]
C000173134 [Member] | U S Treasury Bills 5 01 5 17 11 07 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[33]
C000173134 [Member] | U S Treasury Bills 4 67 5 19 10 03 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[33]
C000173134 [Member] | U S Treasury Bills 4 76 5 12 12 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000173134 [Member] | U S Treasury Bills 4 94 5 17 11 21 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[33]
C000173134 [Member] | U S Treasury Bills 4 95 5 17 11 14 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[33]
C000173134 [Member] | U S Treasury Bills 4 56 5 15 11 29 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[33]
C000173134 [Member] | U S Treasury Bills 4 70 4 95 01 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[33]
C000173134 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173134 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000173134 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000174835 [Member] | Vector Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[34]
C000174835 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[34]
C000174835 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[34]
C000174835 [Member] | New York Mortgage Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[34]
C000174835 [Member] | Apollo Commercial Real Estate Finance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[34]
C000174835 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[34]
C000174835 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[34]
C000174835 [Member] | Blackstone Mortgage Trust Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[34]
C000174835 [Member] | KKR Real Estate Finance Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[34]
C000174835 [Member] | Kennedy Wilson Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[34]
C000174835 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000174835 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000174835 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174835 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174835 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000174835 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174835 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174835 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000174835 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000174835 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174835 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000180525 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[35]
C000180525 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[35]
C000180525 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000180525 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[35]
C000180525 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[35]
C000180525 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[35]
C000180525 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[35]
C000180525 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[35]
C000180525 [Member] | Artisan Partners Asset Management Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[35]
C000180525 [Member] | Kontoor Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[35]
C000180525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000180525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000180525 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000180525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000180525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180525 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000180525 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000190368 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[36]
C000190368 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[36]
C000190368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[36]
C000190368 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[36]
C000190368 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[36]
C000190368 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[36]
C000190368 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[36]
C000190368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[36]
C000190368 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[36]
C000190368 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[36]
C000190368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000190368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190368 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000190368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000190368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000190368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000190368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000192788 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%	[37]
C000192788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[37]
C000192788 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[37]
C000192788 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[37]
C000192788 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[37]
C000192788 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[37]
C000192788 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[37]
C000192788 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[37]
C000192788 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[37]
C000192788 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[37]
C000192788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000192788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000192788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000192788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000192788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000192788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000192788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000192788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000192788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197638 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%	[38]
C000197638 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%	[38]
C000197638 [Member] | Sunrun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[38]
C000197638 [Member] | Nextracker Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[38]
C000197638 [Member] | GCL Technology Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[38]
C000197638 [Member] | Encavis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[38]
C000197638 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[38]
C000197638 [Member] | Xinyi Solar Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[38]
C000197638 [Member] | Neoen S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[38]
C000197638 [Member] | Sunnova Energy International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[38]
C000197638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197638 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197638 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000197638 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000197638 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000197638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209110 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
C000209110 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[39]
C000209110 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[39]
C000209110 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[39]
C000209110 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[39]
C000209110 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[39]
C000209110 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[39]
C000209110 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000209110 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[39]
C000209110 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[39]
C000209110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209110 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000209110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000209110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209110 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209112 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[40]
C000209112 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[40]
C000209112 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[40]
C000209112 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[40]
C000209112 [Member] | Penske Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[40]
C000209112 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[40]
C000209112 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[40]
C000209112 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[40]
C000209112 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[40]
C000209112 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[40]
C000209112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209112 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209112 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209112 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209112 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209112 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209113 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[41]
C000209113 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[41]
C000209113 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[41]
C000209113 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[41]
C000209113 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[41]
C000209113 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[41]
C000209113 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[41]
C000209113 [Member] | DXC Technology Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[41]
C000209113 [Member] | Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[41]
C000209113 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[41]
C000209113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209113 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209113 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000209113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209113 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209114 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[42]
C000209114 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[42]
C000209114 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%	[42]
C000209114 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[42]
C000209114 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[42]
C000209114 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[42]
C000209114 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[42]
C000209114 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[42]
C000209114 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[42]
C000209114 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[42]
C000209114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000209114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209114 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209114 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000209114 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209114 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221604 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%	[43]
C000221604 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[43]
C000221604 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[43]
C000221604 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[43]
C000221604 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[43]
C000221604 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[43]
C000221604 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[43]
C000221604 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000221604 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[43]
C000221604 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[43]
C000221604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000221604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000221604 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000221604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221653 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[44]
C000221653 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[44]
C000221653 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[44]
C000221653 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[44]
C000221653 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[44]
C000221653 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[44]
C000221653 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[44]
C000221653 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[44]
C000221653 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[44]
C000221653 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[44]
C000221653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000221653 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000221653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000221653 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228442 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[45]
C000228442 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[45]
C000228442 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[45]
C000228442 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[45]
C000228442 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[45]
C000228442 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[45]
C000228442 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%	[45]
C000228442 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[45]
C000228442 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[45]
C000228442 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
C000228442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000228442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000228442 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228442 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228443 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[46]
C000228443 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[46]
C000228443 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[46]
C000228443 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[46]
C000228443 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[46]
C000228443 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[46]
C000228443 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[46]
C000228443 [Member] | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[46]
C000228443 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[46]
C000228443 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000228443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000228443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000228443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000228443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228444 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[47]
C000228444 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[47]
C000228444 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[47]
C000228444 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[47]
C000228444 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[47]
C000228444 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[47]
C000228444 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[47]
C000228444 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[47]
C000228444 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[47]
C000228444 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[47]
C000228444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000228444 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000228444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000228444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000228444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228754 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[48]
C000228754 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[48]
C000228754 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%	[48]
C000228754 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%	[48]
C000228754 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%	[48]
C000228754 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[48]
C000228754 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[48]
C000228754 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[48]
C000228754 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[48]
C000228754 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[48]
C000228754 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228754 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000228754 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000228754 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228754 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228755 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[49]
C000228755 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%	[49]
C000228755 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%	[49]
C000228755 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[49]
C000228755 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[49]
C000228755 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[49]
C000228755 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[49]
C000228755 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[49]
C000228755 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[49]
C000228755 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[49]
C000228755 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000228755 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228755 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229782 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%	[50]
C000229782 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[50]
C000229782 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[50]
C000229782 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[50]
C000229782 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.17%	[50]
C000229782 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%	[50]
C000229782 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[50]
C000229782 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[50]
C000229782 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[50]
C000229782 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[50]
C000229782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000229782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000229782 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000229782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000229782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229782 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229783 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[51]
C000229783 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[51]
C000229783 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[51]
C000229783 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[51]
C000229783 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[51]
C000229783 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[51]
C000229783 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[51]
C000229783 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[51]
C000229783 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[51]
C000229783 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[51]
C000229783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000229783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000229783 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000229783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000229783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000229783 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231951 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[52]
C000231951 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[52]
C000231951 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[52]
C000231951 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[52]
C000231951 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[52]
C000231951 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[52]
C000231951 [Member] | BXP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[52]
C000231951 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[52]
C000231951 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[52]
C000231951 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[52]
C000231951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000231951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000231951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000231951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000231951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237581 [Member] | ClearPoint Neuro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[53]
C000237581 [Member] | Revance Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[53]
C000237581 [Member] | G1 Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[53]
C000237581 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[53]
C000237581 [Member] | iHeartMedia Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[53]
C000237581 [Member] | Pulse Biosciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[53]
C000237581 [Member] | Aquestive Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[53]
C000237581 [Member] | Delcath Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[53]
C000237581 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[53]
C000237581 [Member] | CommScope Holding Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[53]
C000237581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000237581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000237581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237581 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%	[54]
C000246583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[54]
C000246583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[54]
C000246583 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%	[54]
C000246583 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[54]
C000246583 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[54]
C000246583 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[54]
C000246583 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[54]
C000246583 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[54]
C000246583 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[54]
C000246583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246583 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246583 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246583 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246583 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000246583 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000246583 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000246583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246584 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[55]
C000246584 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[55]
C000246584 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[55]
C000246584 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[55]
C000246584 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[55]
C000246584 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[55]
C000246584 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[55]
C000246584 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[55]
C000246584 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[55]
C000246584 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[55]
C000246584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000246584 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000246584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246584 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246584 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000246584 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000246584 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000246584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246584 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248728 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[56]
C000248728 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[56]
C000248728 [Member] | CONSOL Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[56]
C000248728 [Member] | S And T Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[56]
C000248728 [Member] | Amphastar Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[56]
C000248728 [Member] | Monarch Casino And Resort Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[56]
C000248728 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[56]
C000248728 [Member] | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[56]
C000248728 [Member] | Cross Country Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[56]
C000248728 [Member] | Green Brick Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[56]
C000248728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000248728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000248728 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248728 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000248728 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000248728 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000248728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000248728 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000248728 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.